Receivables	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Receivables
Receivables

Transactions affecting the allowances for doubtful accounts during the years ended December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Balance at beginning of year	$70.8	$73.7	$85.5
Reclassify Canadian allowance to discontinued operations	—	—	(4.7)
Acquisitions	—	0.2	2.7
Provisions	10.4	3.2	13.3
Write-offs	(15.4)	(6.8)	(19.6)
Divestitures	(6.4)	—	—
Translation and other	(0.5)	0.5	(3.5)
Balance at end of year	$58.9	$70.8	$73.7